Deposits - Narrative (Details) $ in Billions	Dec. 31, 2025 USD ($)	Dec. 31, 2024
Banking and Thrift, Interest [Abstract]
Weighted average interest rate, demand deposits	0.0074	0.0087
Time deposit liability, uninsured	$ 3.9